Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2023
Compensation and benefits
in	2023	2022	2021
Compensation and benefits (CHF million)
Salaries and variable compensation	6,696	6,376	6,730
Social security	501	508	530
Other [1]	685	805	751
Compensation and benefits	7,882	7,689	8,011
1
Included pension-related expenses of CHF 427 million, CHF 440 million and CHF 497 million in 2023, 2022 and 2021, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.